Other Financial Assets (Details) - Schedule of other financial assets - ZAR (R) R in Thousands		Feb. 28, 2023	Feb. 28, 2022
Non-current assets
Derivative – call option	[1]	R 388	R 1,359
Current assets
Derivative – put option	[2]		15,305
Total		R 388	R 16,664

[1]	Relates to the acquisition of Picup. See Note 28 for details.
[2]	Relates to the put option agreement entered with ultimate controlling shareholder to grant the Group the right to sell all its interest in Picup. The put option expired on August 31, 2022. As this is a transaction with owner, the fair value and subsequent changes fair value of the put option is recognized directly against retained earnings.